Propery, Plants and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 439,044	$ 85,680	$ 3,602
Proceeds from property plants and equipment	453,652		206,355
Gain on disposal of property, plants and equipment	$ (14,764)		$ 143,857